Summary of Significant Accounting Policies and Critical Accounting Estimates - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Raw materials	$ 25,819	$ 23,717
Work in process	38,659	33,153
Finished goods	98,434	99,057
Total inventories, net	$ 162,912	$ 155,927